Exhibit 99.1

SLM Student Loan Trust 2011-3 Monthly Servicing Report
Distribution Date	09/25/2013
Collection Period	08/01/2013 - 08/31/2013

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		11/18/2011	07/31/2013	08/31/2013
	Principal Balance		$767,002,624.19	$673,069,022.53	$667,025,611.40
	Interest to be Capitalized Balance		7,606,904.17	5,492,955.86	5,380,319.37

	Pool Balance		$774,609,528.36	$678,561,978.39	$672,405,930.77
	Capitalized Interest Account Balance		$76,000,000.00	$68,000,000.00	$68,000,000.00
	Specified Reserve Account Balance		1,995,285.00	1,696,404.95	1,681,014.83

	Adjusted Pool (1)		$852,604,813.36	$748,258,383.34	$742,086,945.60
	Weighted Average Coupon (WAC)		5.49%	5.56%	5.56%
	Number of Loans		61,014	54,730	54,433
	Aggregate Outstanding Principal Balance - Tbill			$2,503,133.21	$2,489,987.31
	Aggregate Outstanding Principal Balance - LIBOR			$676,058,845.18	$669,915,943.46
	Pool Factor			0.850206754	0.842493511
	Since Issued Constant Prepayment Rate			3.63%	3.73%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	08/26/2013		09/25/2013
	A	78445UAA0	$683,104,172.26		$677,272,163.59
	B	78445UAD4	$24,000,000.00		$24,000,000.00

C	Account Balances		08/26/2013		09/25/2013
	Reserve Account Balance		$1,696,404.95		$1,681,014.83
	Capitalized Interest Account Balance		$68,000,000.00		$68,000,000.00
	Floor Income Rebate Account		$3,410,013.45		$1,131,775.75
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		08/26/2013		09/25/2013
	Adjusted Pool Balance + Supplemental Loan Purchase		$748,258,383.34		$742,086,945.60
	Total Notes		$707,104,172.26		$701,272,163.59
	Difference		$41,154,211.08		$40,814,782.01
	Parity Ratio		1.05820		1.05820

II. Trust Activity 08/01/2013 through		08/31/2013

A	Student Loan Principal Receipts
	Borrower Principal	4,591,010.52
	Guarantor Principal	2,012,787.92
	Consolidation Activity Principal	219,937.56
	Seller Principal Reimbursement	49,655.38
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	244,042.47

	Total Principal Receipts	$7,117,433.85

B	Student Loan Interest Receipts
	Borrower Interest	1,677,072.99
	Guarantor Interest	120,332.48
	Consolidation Activity Interest	900.35
	Special Allowance Payments	679.79
	Interest Subsidy Payments	608,406.59
	Seller Interest Reimbursement	540.57
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	24,245.92

	Total Interest Receipts	$2,432,178.69

C	Reserves in Excess of Requirement	$15,390.12

D	Investment Income	$2,399.03

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$3,410,013.45

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(591,633.14)
	Floor Income Rebate Fees to Dept. of Education	$(3,400,546.59)
	Funds Allocated to the Floor Income Rebate Account	$(1,131,775.75)

M	AVAILABLE FUNDS	$7,853,459.66

N	Non-Cash Principal Activity During Collection Period	$(1,074,022.72)

O	Non-Reimbursable Losses During Collection Period	$43,894.77

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$247,385.31

Q	Aggregate Loan Substitutions	$-

III. 2011-3	Portfolio Characteristics

	08/31/2013				07/31/2013
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: DEFERMENT	5.71%	4,787	$68,332,370.00	10.244%	5.72%	4,842	$68,452,995.90	10.170%
REPAYMENT: CURRENT	5.39%	40,934	$434,796,948.81	65.184%	5.38%	41,116	$437,538,791.15	65.007%
31-60 DAYS DELINQUENT	5.90%	1,568	$24,351,785.45	3.651%	5.91%	1,573	$24,930,355.90	3.704%
61-90 DAYS DELINQUENT	5.98%	855	$14,872,714.09	2.230%	6.10%	806	$14,212,428.16	2.112%
91-120 DAYS DELINQUENT	6.11%	522	$8,806,920.62	1.320%	6.22%	566	$9,665,220.38	1.436%
> 120 DAYS DELINQUENT	6.04%	1,469	$24,737,644.77	3.709%	5.93%	1,442	$24,027,248.12	3.570%
FORBEARANCE	5.92%	4,066	$87,375,286.21	13.099%	5.90%	4,163	$90,033,002.62	13.376%
CLAIMS IN PROCESS	5.43%	224	$3,593,432.50	0.539%	5.80%	215	$4,063,452.17	0.604%
AGED CLAIMS REJECTED	3.80%	8	$158,508.95	0.024%	3.24%	7	$145,528.13	0.022%

TOTAL		54,433	$667,025,611.40	100.00%		54,730	$673,069,022.53	100.00%

* Percentages may not total 100% due to rounding

IV. 2011-3 Portfolio Characteristics (cont’d)

	08/31/2013	07/31/2013
Pool Balance	$672,405,930.77	$678,561,978.39
Outstanding Borrower Accrued Interest	$9,136,735.72	$9,230,649.82
Borrower Accrued Interest to be Capitalized	$5,380,319.37	$5,492,955.86
Total # Loans	54,433	54,730
Total # Borrowers	31,255	31,425
Weighted Average Coupon	5.56%	5.56%
Weighted Average Remaining Term	199.81	200.22
Non-Reimbursable Losses	$43,894.77	$42,264.44
Cumulative Non-Reimbursable Losses	$679,583.05	$635,688.28
Since Issued Constant Prepayment Rate (CPR)	3.73%	3.63%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$1,114,943.85	$650,044.66
Borrower Interest Accrued	$2,841,099.25	$2,865,743.97
Interest Subsidy Payments Accrued	$187,199.71	$188,074.82
Special Allowance Payments Accrued	$399.20	$314.55

V. 2011-3 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	0.00%	0	-	0.000%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.56%	54,433	667,025,611.40	100.000%

Total	5.56%	54,433	$667,025,611.40	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	0.00%	0	-	0.000%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.56%	54,433	667,025,611.40	100.000%

Total	5.56%	54,433	$667,025,611.40	100.000%

* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2011-3 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$7,853,459.66

A		Primary Servicing Fee	$132,048.02	$7,721,411.64

B		Administration Fee	$6,667.00	$7,714,744.64

C		Class A Noteholders’ Interest Distribution Amount	$730,955.62	$6,983,789.02

D		Class B Noteholders’ Interest Distribution Amount	$21,681.20	$6,962,107.82

E		Reserve Account Reinstatement	$-	$6,962,107.82

F		Class A Noteholders’ Principal Distribution Amount	$5,832,008.67	$1,130,099.15

G		Class B Noteholders’ Principal Distribution Amount	$-	$1,130,099.15

H		Unpaid Expenses of The Trustees	$-	$1,130,099.15

I		Carryover Servicing Fee	$-	$1,130,099.15

J		Remaining Amounts to the Noteholders after the first auction date	$-	$1,130,099.15

K		Excess Distribution Certificateholder	$1,130,099.15	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$667,025,611.40

	B	Interest to be Capitalized	$5,380,319.37

	C	Capitalized Interest Account Balance	$68,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$1,681,014.83

	E	Less: Specified Reserve Account Balance	$(1,681,014.83)

	F	Total	$740,405,930.77

	G	Class A Notes Outstanding (after application of available funds)	$677,272,163.59

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

VII. 2011-3 Distributions
Distribution Amounts
	A	B

Cusip/Isin	78445UAA0	78445UAD4
Beginning Balance	$683,104,172.26	$24,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	1.10%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/26/2013	8/26/2013
Accrual Period End	9/25/2013	9/25/2013
Daycount Fraction	0.08333333	0.08333333
Interest Rate*	1.28406%	1.08406%
Accrued Interest Factor	0.001070050	0.000903383
Current Interest Due	$730,955.62	$21,681.20
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$730,955.62	$21,681.20
Interest Paid	$730,955.62	$21,681.20
Interest Shortfall	$-	$-
Principal Paid	$5,832,008.67	$-
Ending Principal Balance	$677,272,163.59	$24,000,000.00
Paydown Factor	0.007182277	0.000000000
Ending Balance Factor	0.834079019	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2011-3 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$707,104,172.26
	Adjusted Pool Balance	$742,086,945.60
	Overcollateralization Amount	$40,814,782.01
	Principal Distribution Amount	$5,832,008.67
	Principal Distribution Amount Paid	$5,832,008.67
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,696,404.95
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,696,404.95
	Required Reserve Acct Balance	$1,681,014.83
	Release to Collection Account	$15,390.12
	Ending Reserve Account Balance	$1,681,014.83
C	Capitalized Interest Account
	Beginning Period Balance	$68,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$68,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$3,410,013.45
	Deposits for the Period	$1,131,775.75
	Release to Collection Account	$(3,410,013.45)
	Ending Balance	$1,131,775.75
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

IX. 2011-3 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$33,465,875.04	$39,652,753.54	$237,705,335.26	$310,823,963.84
Unsubsidized Consolidation Loans	$36,823,257.03	$51,174,762.12	$273,583,947.78	$361,581,966.93
Total	$70,289,132.07	$90,827,515.66	$511,289,283.04	$672,405,930.77

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	228	245	170	186
Unsubsidized Consolidation Loans	251	268	196	212
Total	240	258	184	200

Weighted Average Coupon of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.652%	5.785%	5.402%	5.477%
Unsubsidized Consolidation Loans	5.757%	6.017%	5.536%	5.626%

Total	5.707%	5.916%	5.473%	5.558%

Weighted Average SAP Margin of All LIBOR Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.427%	2.369%	2.507%	2.481%
Unsubsidized Consolidation Loans	2.390%	2.324%	2.471%	2.442%

Total	2.408%	2.343%	2.488%	2.460%

Weighted Average SAP Margin of All T-Bill Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	3.100%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.151%	3.137%	3.106%	3.115%
Total	3.136%	3.133%	3.104%	3.112%

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